Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity File Number	333-275731
Entity Registrant Name	TEG OVERSEAS, INC.
Entity Central Index Key	0001999261
Entity Tax Identification Number	61-2108075
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	64/2 Mahtumquili Street
Entity Address, Address Line Two	Yashnobod District
Entity Address, City or Town	Tashkent City
Entity Address, Country	UZ
Entity Address, Postal Zip Code	100000
City Area Code	+1
Local Phone Number	347-799-7109
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	STAGEWISE STRATEGIES CORP.